TAXES ON INCOME (Schedule of Income before Income Tax, Domestic And Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income before taxes on income	$ 186,715	$ 129,660	$ 144,481
Domestic Country [Member]
Income before taxes on income	193,664	188,070	131,111
Foreign Country [Member]
Income before taxes on income	$ (6,949)	$ (58,410)	$ 13,370